Rendering of services	12 Months Ended
Mar. 31, 2026
Rendering Of Services
Rendering of services

8. Rendering of services

8.1 Disaggregation of revenue

In the following tables, revenue is disaggregated by product type

Revenue by Product types

	March 31,
	2024	2025	2026
Air Ticketing	1,729,305	1,925,254	2,449,428
Hotels and Packages	1,693,962	5,138,044	6,775,312
Other Services	160,531	320,166	314,438
	3,583,798	7,383,464	9,539,178

The Company disaggregates its revenue from contracts with customers by the timing of transfer of products and services to customers, as the Company believes these categories best depict how the nature, amount, timing and uncertainty of revenue and cash flows are affected by economic factors. The Company disaggregates the revenue in the following table:

		March 31,
Particulars	Timing of Transfer	2024	2025	2026
Air ticketing	Point in time	1,719,723	1,895,802	2,420,039
Air ticketing	Over the time	9,582	29,452	29,389
Hotels and Packages	Point in time	1,693,962	5,138,044	6,775,312
Other Services	Point in time	160,531	320,166	314,438
		3,583,798	7,383,464	9,539,178

8.2 Contract balances

Contract assets

The Group did not have any contract assets as at March 31, 2026 or March 31, 2025.

Contract liabilities

A contract liability is the obligation to transfer services to a customer for which the Group has received consideration (or an amount of consideration is due) from the customer.

Contract liabilities primarily relate to the consideration received from customers for travel bookings in advance of the Group’s performance obligations which is classified as “advance from customers” and consideration allocated to customer loyalty programs which is classified as “deferred revenue”.

	March 31,
	2025	2026
Advance from customers (refer to Note 37)	1,027,588	861,238
Deferred revenue (refer to Note 35)	2,390	2,511
Total Contract liabilities	1,029,978	863,749

Changes in contract liabilities are as follows:

	March 31,
	2025	2026
Balance at the beginning of the year	622,178	1,027,588
Revenue recognized during the year	(520,441)	(2,383,175)
Refund during the year	(9,103)	(5,117)
Advances received during the year	934,954	2,221,942
Balance at the end of the year	1,027,588	861,238

No information is disclosed about remaining performance obligations at March 31, 2026 and March 2025 that have an original expected duration of one year or less, as allowed by IFRS 15.

Yatra Online, Inc.

Notes to the consolidated financial statements

(Amounts in INR thousands, except per share data and number of shares)